ACCOUNTS AND NOTES RECEIVABLE, NET - Accounts and notes receivable due (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Balance at beginning of the year	¥ 68,921	$ 10,816	¥ 67,828
Cumulative adjustment for changes in accounting policy	99,620		68,921
Additional due to business combination	16,256	2,251
Additional provision charged to expense	14,990	2,352	2,393
Write-off of accounts receivable	(547)	(86)	(4,040)
Balance at end of the year	99,620	$ 15,633	68,921
Cumulative Effect, Period of Adoption, Adjustment [Member]
Balance at beginning of the year	¥ 2,740
Cumulative adjustment for changes in accounting policy			2,740
Balance at end of the year			¥ 2,740